STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of options
Outstanding, beginning of year (in shares) | shares	9,707,847	10,593,645
Granted (in shares) | shares	2,687,103	353,105
Exercised (in shares) | shares	0	(153,615)
Forfeited (in shares) | shares	(628,856)	(1,085,288)
Outstanding, end of year (in shares) | shares	11,766,094	9,707,847
Exercisable, end of year (in shares) | shares	7,322,180	6,135,190
Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 63.89	$ 63.88
Granted (in dollars per share) | $ / shares	40.37	61.39
Exercised (in dollars per share) | $ / shares	0	53.04
Forfeited (in dollars per share) | $ / shares	62.82	64.44
Outstanding, end of year (in dollars per share) | $ / shares	58.58	63.89
Exercisable, end of year (in dollars per share) | $ / shares	$ 64.10	$ 63.69